Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Schedule II Valuation and Qualifying Accounts
Schedule II Valuation and Qualifying Accounts

Schedule II

SEABOARD CORPORATION AND SUBSIDIARIES

Valuation and Qualifying Accounts

(In Thousands)

	Balance at	Provision	Net deductions	Balance at
	beginning of year	(1)	(2)	end of year
Allowance for Doubtful Accounts:

Year ended December 31, 2014	$12,832	398	(1,269)	$11,961

Year ended December 31, 2013	$12,131	3,432	(2,731)	$12,832

Year ended December 31, 2012	$10,941	3,092	(1,902)	$12,131

(1)The allowance for doubtful accounts provision is charged to selling, general and administrative expenses.

(2)Includes write-offs net of recoveries and currency translation adjustments.

	Balance at	Charged (credit)	Balance at
	beginning of year	to expense	end of year

Allowance for Deferred Tax Assets:

Year ended December 31, 2014	$17,869	2,689	$20,558

Year ended December 31, 2013	$11,758	6,111	$17,869

Year ended December 31, 2012	$16,320	(4,562)	$11,758

	Balance at	Charged (credit)	Balance at
	beginning of year	to expense	end of year

Reserve for LIFO Valuation:

Year ended December 31, 2014	$62,236	(25,676)	$36,560

Year ended December 31, 2013	$90,730	(28,494)	$62,236

Year ended December 31, 2012	$57,783	32,947	$90,730